The Company You Keep®

New York Life Insurance Company

51 Madison Avenue

New York, New York 10010

Phone : (212) 576-5522

E-mail : Charles_F_Furtado@newyorklife.com

www.newyorklife.com

Charles F. Furtado, Jr.

Associate General Counsel

VIA EDGAR

November 30, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation (“NYLIAC”)
NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (the “Registrant”)
File No. 333-48300 and 811-07697

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify on behalf of New York Life Insurance and Annuity Corporation (“NYLIAC”) and the Corporate Sponsored Variable Universal Life Separate Account - I (“Separate Account”) that the supplements dated November 20, 2015 to the prospectuses dated May 1, 2015 for CorpExec Variable Universal Life II-V and CorpExec Variable Universal Life VI that would have been filed under Rule 497(c) do not differ from those contained in the Separate Account’s Post Effective Amendment No. 34 on Form N-6 which was filed electronically with the Commission on November 20, 2015.

If you have any questions regarding the foregoing, please contact the undersigned at 212-576-5522.

Very truly yours,

/s/ Charles F. Furtado
Charles F. Furtado Associate General Counsel